AMERICAN CENTURY GOVERNMENT INCOME TRUST

PROSPECTUS SUPPLEMENT

CAPITAL PRESERVATION * GOVERNMENT AGENCY MONEY MARKET
SHORT-TERM TREASURY * INTERMEDIATE-TERM TREASURY * LONG-TERM TREASURY INFLATION-ADJUSTED TREASURY * SHORT-TERM GOVERNMENT * GNMA

Supplement dated September 1, 1999 * Prospectus dated August 1, 1999


The following replaces the highest and lowest quarterly return chart on page 3 of the Investor Class Prospectus.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                    Highest                Lowest
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Capital Preservation                2.12% (2Q 1989)        0.63% (2Q 1993)
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Government Agency Money Market      2.06% (1Q 1990)        0.65% (2Q 1993)


The following replaces the section "What is the difference between the three funds?" on page 7 of the Advisor Class Prospectus.

WHAT IS THE DIFFERENCE BETWEEN THE THREE FUNDS?

The funds differ in the maturity of the debt securities they purchase. This difference is shown in the chart below.

                                   Expected Weighted Average Maturity Range
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Short-Term Treasury                13 months-3 years
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Intermediate-Term Treasury         3-10 years
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Long-Term Treasury                 10-30 years


The following replaces the third paragraph on page 12 of the Investor Class Prospectus and page 8 of the Advisor Class Prospectus.

The fund also may buy traditional U.S. Treasury securities that are not inflation-indexed.

The fund also may buy inflation-indexed securities issued by the U.S. government agencies and government-sponsored organizations. The fund may invest up to 35% of its total assets in these securities.


The following replaces the third paragraph on page 14 of the Investor Class Prospectus and page 10 of the Advisor Class Prospectus. The fifth paragraph on these pages should be deleted.

The fund also may buy U.S. government securities. The U.S. government, its agencies and instrumentalities issue these securities. These securities include mortgage-backed securities. The U.S. government's financial support of these agencies and instrumentalities varies.


The following replaces the fifth paragraph on page 19 of the Investor Class Prospectus and page 15 of the Advisor Class Prospectus.

Casey Colton

Mr. Colton, Vice President and Portfolio Manager, has been a member of the GNMA team since January 1994. Mr. Colton joined American Century in 1990. He holds a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a Chartered Financial Analyst and a Certified Public Accountant.

SH-SPL-17793   9908